Subsequent events (Details Narrative)						6 Months Ended
	Aug. 07, 2026 USD ($) $ / shares shares	Aug. 03, 2026 USD ($)	Aug. 03, 2026 EUR (€)	Jul. 21, 2026 EUR (€) € / shares shares	Jul. 10, 2026	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jul. 31, 2026 USD ($)	Jul. 29, 2026 EUR (€)	Jun. 30, 2026 $ / shares	Jun. 30, 2026 EUR (€) shares	Jun. 08, 2026 shares	Feb. 27, 2026 € / shares shares	Dec. 31, 2025 EUR (€) shares
IfrsStatementLineItems [Line Items]
Legal and opinion fees | €						€ 983,000	€ 1,070,000
Issued value | €											€ 12,000			€ 9,000
Bevilacqua PLLC [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | € / shares													€ 0.88
Number of shares issued													71,429
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | $ / shares										$ 0.0035
Number of shares outstanding											3,297,510			2,288,291
Non-adjusting events after reporting period [member] | Forbearance agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | € / shares				€ 1.00
Non-adjusting events after reporting period [member] | Letter agreement [member] | Bevilacqua PLLC [member]
IfrsStatementLineItems [Line Items]
Debt instrument of outstanding balance amount | $								$ 637,157
Debt instrument of outstanding balance precentage		15.00%
Services expense | $		$ 605,908
Services expense reducing | €			€ 515,022
Execution minimum payment amount | €			€ 250,000
Non-adjusting events after reporting period [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Maximum aggregate offering price | €									€ 6,619,798
Non-adjusting events after reporting period [member] | Class A ordinary shares [member] | Letter agreement [member] | Bevilacqua PLLC [member]
IfrsStatementLineItems [Line Items]
Issued value | $		$ 100,000
Percentage of discount to market		20.00%
Royal Uranium Inc [member] | SeriesA convertible preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												4,171,327
Royal Uranium Inc [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				81,881,029
Legal and opinion fees | €				€ 1,038,000
Royal Uranium Inc [member] | Non-adjusting events after reporting period [member] | SeriesA convertible preferred shares [member] | Forbearance agreement [member]
IfrsStatementLineItems [Line Items]
Convertible promissory notes description					QIND entered into a Promissory Note & Loan Modification and Forbearance Agreement with RB Capital Partners, Inc. in respect of two matured convertible promissory notes (original principal $1,100,000 and $200,000, 7% interest), with an aggregate outstanding balance of approximately $1,587,000 at 30 June 2026. QIND agreed to pay $1,675,000 in 19 monthly instalments from 30 July 2026 to 15 January 2028, and the maturity of the notes was extended to 1 March 2028.
Royal Uranium Inc [member] | Non-adjusting events after reporting period [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				3,750,018
Description of acquisition				the Company’s shareholders prior to the transaction held approximately 36.7% of the outstanding Class A Ordinary Shares and the former Royal Uranium shareholders approximately 63.3%.
Investors [member] | Non-adjusting events after reporting period [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds | $	$ 1,525,000
Investors [member] | Non-adjusting events after reporting period [member] | Class A ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	421,563
Investors [member] | Non-adjusting events after reporting period [member] | Prefunded Warrants [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | $ / shares	$ 0.0035
Number of shares issued	176,468
Investors [member] | Non-adjusting events after reporting period [member] | Warrants [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | $ / shares	$ 3.50
Number of shares issued	598,031